Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

December 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$-	$-	$68,256	$68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares	$-	$-	$132,160	$132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$-	$-	$262,350	$262,350

December 31, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$-	$-	$137,926	$137,926
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares	$-	$-	$-	$-
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$-	$-	$267,000	$267,000

Summary of Categories of Financial Instruments

	December 31,	December 31,	December 31,
	2018	2019	2020
Financial assets
Financial assets at fair value through profit or loss
Derivative financial assets	$60,004	$68,256	$137,926
Financial assets at amortized cost (1)	29,080,981	22,311,107	14,427,678
Financial assets at fair value through other comprehensive income
Equity instruments	187,244	132,160	-
Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	-	262,350	267,000
Financial liabilities at amortized cost (2)	21,304,150	21,963,089	24,228,678

1)	The balances include

financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2019
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,538,168	0.7431	$1,886,160
GBP		£999,471	1.3187	$1,318,000
Financial liabilities
Monetary items
SGD	S	$15,126,578	0.7431	$11,240,843

	December 31, 2020
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$458,878	0.7566	$347,190
GBP		£49,524	1.3651	$67,606
Financial liabilities
Monetary items
SGD	S	$15,722,226	0.7566	$11,895,538
GBP		£184,320	1.3651	$251,618

Sensitivity Analysis of Foreign Currency Risk

	For the year ended December 31
	2018	2019	2020
Profit or loss*
SGD	$(411,471)	$(467,734)	$(557,417)
GBP	-	65,900	(9,201)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.